Organization and Business Description (Details) - Schedule of Lakeshore Group Legal Entity	12 Months Ended
Mar. 31, 2024
Lakeshore Biopharma Co., Ltd. (“Lakeshore Biopharma”) [Member]
Schedule of Lakeshore Group Legal Entity [Line Items]
Nature of Operations	Holding Company	[1]
Date of Incorporation	Nov. 16, 2020	[1]
Place of Incorporation	Cayman Islands	[1]
YishengBio (Hong Kong) Holdings Limited (“HK Yisheng”) [Member]
Schedule of Lakeshore Group Legal Entity [Line Items]
Nature of Operations	Holding Company
Date of Incorporation	Dec. 28, 2020
Place of Incorporation	Hong Kong
Lakeshore Biopharma (Singapore) Pte. Ltd. (“Singapore Yisheng”) [Member]
Schedule of Lakeshore Group Legal Entity [Line Items]
Nature of Operations	Research and development of vaccines and therapeutic biologics	[2]
Date of Incorporation	Nov. 28, 2009	[2]
Place of Incorporation	Singapore	[2]
Yisheng US Biopharma Inc. (“US Yisheng”) [Member]
Schedule of Lakeshore Group Legal Entity [Line Items]
Nature of Operations	Research of vaccines and therapeutic biologics
Date of Incorporation	Sep. 29, 2009
Place of Incorporation	US
Liaoning Yisheng Biopharma Co., Ltd. (“Liaoning Yisheng”) [Member]
Schedule of Lakeshore Group Legal Entity [Line Items]
Nature of Operations	Research and development, manufacturing and commercialization of vaccines and therapeutic biologics	[3]
Date of Incorporation	May 26, 1994	[3]
Place of Incorporation	PRC	[3]
Beijing Yisheng Biotechnology Co., Ltd. (“Beijing Yisheng”) [Member]
Schedule of Lakeshore Group Legal Entity [Line Items]
Nature of Operations	Research and development of vaccines and therapeutic biologics
Date of Incorporation	Feb. 04, 2021
Place of Incorporation	PRC
Hudson Biomedical Group Co., Ltd. [Member]
Schedule of Lakeshore Group Legal Entity [Line Items]
Nature of Operations	Purpose of effecting a merger
Date of Incorporation	Aug. 15, 2022
Place of Incorporation	Cayman Islands
YS Biopharma (Philippines) Inc. (“Philippines Yisheng”) [Member]
Schedule of Lakeshore Group Legal Entity [Line Items]
Nature of Operations	Researching, developing, producing, wholesaling and commercializing pharmaceutical products
Date of Incorporation	May 09, 2023
Place of Incorporation	Philippines

[1]	Lakeshore Biopharma, formerly known as YS Biopharma Co., Ltd, with the name effective on May 23, 2024.
[2]	Singapore Yisheng was incorporated November 28, 2009, and acquired by Lakeshore Group in fiscal 2011. Singapore Yisheng was formerly known as Yisheng Biopharma (Singapore) Pte. Ltd. with the name effective on July 22, 2024
[3]	Liaoning Yisheng was incorporated May 26, 1994, and acquired by Lakeshore Group in fiscal 2005. On March 26, 2024, Liaoning Yisheng Biopharma Co., Ltd. Beijing Branch(“Liaoning Yisheng Beijing Branch”) was incorporated for research and development, manufacturing and commercialization of vaccines and therapeutic biologics.